Related Parties - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	4 Months Ended	12 Months Ended							3 Months Ended	12 Months Ended					12 Months Ended				12 Months Ended															12 Months Ended						12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Nov. 30, 2011	Dec. 31, 2010 Usipar [Member]	Dec. 31, 2012 Usipar [Member]	Dec. 31, 2011 Usipar [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Extended Loan [Member]	Dec. 31, 2012 Agreements [Member]	Dec. 31, 2011 Agreements [Member]	Dec. 31, 2010 Laminorul [Member]	Feb. 25, 2010 Laminorul [Member]	Dec. 31, 2012 Metallurg-Trust [Member]	Dec. 31, 2011 Metallurg-Trust [Member]	Dec. 31, 2010 Metallurg-Trust [Member]	Dec. 31, 2012 Metallurg-Trust [Member] Minimum [Member]	Dec. 31, 2012 Metallurg-Trust [Member] Maximum [Member]	Dec. 31, 2012 Metallurgical Plants [Member]	Dec. 31, 2012 TPTU [Member]	Dec. 31, 2011 TPTU [Member]	Dec. 31, 2010 TPTU [Member]	Dec. 31, 2012 TRMZ [Member]	Dec. 31, 2011 TRMZ [Member]	Dec. 31, 2010 TRMZ [Member]	Dec. 31, 2010 TPP Rousse [Member]	Dec. 31, 2012 TPP Rousse [Member]	Dec. 09, 2010 TPP Rousse [Member]	Dec. 31, 2010 Calridge Ltd [Member]	Dec. 31, 2010 Calridge Ltd [Member] Minimum [Member]	Dec. 31, 2010 Calridge Ltd [Member] Maximum [Member]	Dec. 31, 2009 Nerungribank [Member]	Dec. 28, 2010 Nerungribank [Member]	Apr. 02, 2010 Nerungribank [Member]	Dec. 31, 2012 Related metallurgical plants [Member]	Dec. 31, 2011 Related metallurgical plants [Member]	Dec. 31, 2010 Related metallurgical plants [Member]	Aug. 31, 2011 Invicta Merchant Bar Ltd [Member]
Related Party Transaction [Line Items]
Percentage of Acquisition																		100.00%																									100.00%
Proceeds from sale of goods		$ 229,285		$ 203,134		$ 227,512
Revenue from sale of goods		217,645		187,831		201,186
Amount included in sales		1,260,832		1,293,487		1,051,184				34,820	75,683				413,087	274,466																								0	54,167	65,774
Operating gains		1,845		2,308		1,194
Sales Revenues net		11,274,933	[1]	12,541,145	[1]	9,746,646	[1]										12,231														19,196									213,543	231,217	218,600
Cost of production		104,978		283,804		174,821
Cost of goods sold		769,157		1,221,419		974,206									403,492	262,511
Cost of tolling services															47,351	35,614
Loan granted under the agreement				944,530				944,530
Interest on loan												1.00%	8.50%																						4.00%	8.50%
Loan repaid	213,363
Loan and interest accrued		746,545
Interest accrued														15,405
Fair value of the pledged assets
Due from related party		919,113	[2]																																					149,900
Allowance for doubtful accounts		28,344		(1,331)		(11,460)																		3,790																172,617
Reduction in Valuation of assets pledged under loan issued to related parties	100	100
Inventories	105,260	105,260		184,992
Sale of raw material									13,372		61,189								320,047	422,989	220,168
Receivable																			161,785	176,105
Extended credit terms																						30 days	180 days
Debt maturities repayment terms		Repayment of debt was scheduled in monthly equal installments after 3 years grace periods till March 2017.
Nominal value of debt																			965																					26,945
Present value of debt																			775																					20,952
Debt discount rate	12.20%	12.20%
Trade accounts receivable											23,841
Prepayments											56,703
Purchase of raw material									7,456	32,351	72,114
Ownership interest																		90.90%
Purchase of raw material																	1,140
Percentage of shares owned																									40.00%			25.00%				51.00%	49.00%
Purchase of repair services																									5,210	5,664	2,857	4,484	4,797	4,043
U.S. dollar-denominated loans to Calridge Ltd.																																		135,336
Interest income received from loans																																		358
Loans from related parties																																		47,500
Loans from related parties bearing interest rate																																			3.50%	11.50%
Interest expense comprised																																		322
Repayment of promissory notes																																		59,030
Interest income received from these loans issued																																		125
Ownership of ordinary shares by subsidiaries																																					43.60%
Additional interest acquired																																							40.58%
Common shares acquired																																					9.69%
Interest income received																																					49
Purchases of banking service																																					$ 60
Sale of ordinary shares																																						93.06%

[1]	See Note 24
[2]	See Note 9